Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) kr in Millions	12 Months Ended
	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 SEK (kr)
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (314,304)	kr (330,209)
Correlation input
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, input appreciation, liabilities	0.12
Sensitivity, input appreciation, assets	0.12
Sensitivity, input depreciation, assets	0.12
Sensitivity, input depreciation, liabilities	0.12
Credit spread, measurement input
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, input depreciation, assets	0.10%
Sensitivity, input appreciation, liabilities	0.10%
Sensitivity, input appreciation, assets	0.10%
Sensitivity, input depreciation, liabilities	0.10%
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (3,661)	(4,903)	kr (10,550)
Level 3 | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	10	16
Level 3 | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(10)	(16)
Level 3 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	(1,063)	(1,451)
Level 3 | Derivatives | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(17)	(18)
Level 3 | Derivatives | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	17	18
Level 3 | Derivatives | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr 0	kr (70)
Level 3 | Derivatives | Equity | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Derivatives | Equity | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Derivatives | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr 0	kr 0
Level 3 | Derivatives | Interest rate | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Derivatives | Interest rate | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Derivatives | FX
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (957)	kr (1,263)
Level 3 | Derivatives | FX | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr (17)	kr (18)
Level 3 | Derivatives | FX | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 17	kr 18
Level 3 | Derivatives | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (106)	kr (118)
Level 3 | Derivatives | Other | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Derivatives | Other | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	(2,598)	(3,452)
Level 3 | Debt securities issued | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	27	34
Level 3 | Debt securities issued | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(27)	(34)
Level 3 | Debt securities issued | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr 0	kr (55)
Level 3 | Debt securities issued | Equity | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Equity | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Equity | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	0.0010	0.0010
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Equity | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	0.0010	0.0010
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr 0	kr 0
Level 3 | Debt securities issued | Interest rate | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Interest rate | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	0.0010	0.0010
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	0.0010	0.0010
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | FX
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (2,501)	kr (3,272)
Level 3 | Debt securities issued | FX | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 17	kr 18
Level 3 | Debt securities issued | FX | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr (17)	kr (18)
Level 3 | Debt securities issued | FX | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	0.0010	0.0010
Sensitivity impact on total comprehensive income	kr 10	kr 16
Level 3 | Debt securities issued | FX | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	0.0010	0.0010
Sensitivity impact on total comprehensive income	kr (10)	kr (16)
Level 3 | Debt securities issued | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (97)	kr (125)
Level 3 | Debt securities issued | Other | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Other | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Other | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	0.0010	0.0010
Sensitivity impact on total comprehensive income	kr 0	kr 0
Level 3 | Debt securities issued | Other | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	0.0010	0.0010
Sensitivity impact on total comprehensive income	kr 0	kr 0